Regulatory Capital	9 Months Ended
Jul. 31, 2020
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Regulatory Capital

NOTE 22:  REGULATORY CAPITAL

The Bank manages its capital under guidelines established by OSFI. The regulatory capital guidelines measure capital in relation to credit, market, and operational risks. The Bank has various capital policies, procedures, and controls which it utilizes to achieve its goals and objectives.

During the nine months ended July 31, 2020, the Bank complied with the OSFI Basel III guidelines related to capital ratios and the leverage ratio. Effective January 1, 2016, OSFI’s target CET1, Tier 1, and Total Capital ratios for Canadian banks designated as domestic systemically important banks (D-SIBs) includes a 1% common equity capital surcharge bringing the targets to 8%, 9.5%, and 11.5%, respectively. On November 22, 2019, the Bank was designated a global systemically important bank (G-SIB). The OSFI target includes the greater of the D-SIB or G-SIB surcharge, both of which are currently 1%. In addition, on June 25, 2018, OSFI provided greater transparency related to previously undisclosed Pillar 2 CET1 capital buffers through the introduction of the public DSB which is held by D-SIBs against Pillar 2 risks. The current buffer is set at 1% of total RWA and must be met with CET1 Capital, effectively raising the CET1 minimum to 9%.

The following table summarizes the Bank’s regulatory capital positions as at July 31, 2020 and October 31, 2019.

Regulatory Capital Position[1]

(millions of Canadian dollars, except as noted)		As at
	July 31 2020	October 31 2019
Capital
Common Equity Tier 1 Capital	$59,546	$55,042
Tier 1 Capital	66,185	61,683
Total Capital	79,107	74,122
Risk-weighted assets used in the calculation of capital ratios	478,117	455,977
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	12.5%	12.1%
Tier 1 Capital ratio	13.8	13.5
Total Capital ratio	16.5	16.3

Leverage ratio	4.4	4.0

[1]	Includes capital adjustments provided by OSFI in response to COVID-19 pandemic in the second and third quarters of 2020. Refer to “Capital Position” section of the MD&A for additional detail.